ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2022
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
	(in thousands)
Accounts receivable	56,513	85,021	12,327
Allowance for credit losses	(381)	(5,407)	(784)
Accounts receivable, net	56,132	79,614	11,543

The movements in the allowance for credit losses were as follows:

	For the year ended December 31,
	2021	2022	2022
	RMB	RMB	US$
	(in thousands)
Balance at beginning of the year	156	381	55
Provisions	225	5,026	729
Balance at end of the year	381	5,407	784